Consolidated Statements of Changes in Equity (Parenthetical) - INR (₨)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2018
Issue of shares held in abeyance	[1]		₨ 0
Issuance Expenses		₨ 30,800,000
Perpetual securities [member]
Perpetual securities issued		₨ 2,500,000,000
Perpetual securities issued, interest rate		11.50%
Perpetual securities issued, maturity		10 years
Top of range [member]
Issue of shares held in abeyance			₨ 50,000

[1]	less than Rs. 50,000